NET REVENUE (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Net Revenue
Other current liabilities	$ 244,998	¥ 35,321,388	¥ 33,919,259